Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fixed Assets [Abstract]
Schedule of Fixed Assets	The Company’s fixed assets include the following on September 30, 2023:
	Cost Basis	Accumulated Depreciation	Net
Computers	$378,480	$(292,655)	$85,825
Lab Equipment	2,585,077	(789,781)	1,795,296
Office Furniture	56,656	(12,449)	44,207
Other Fixed Assets	8,605	(1,869)	6,736
Leasehold Improvements	120,440	(48,645)	71,795
Total Fixed Assets	$3,149,258	$(1,145,399)	$2,003,859
The Company’s fixed assets include the following on December 31, 2022:
	Cost Basis	Accumulated Depreciation	Net
Computers	$376,429	$(197,907)	$178,522
Lab Equipment	2,572,720	(579,015)	1,993,705
Office Furniture	56,656	(8,200)	48,456
Other Fixed Assets	8,605	(1,224)	7,381
Leasehold Improvements	120,440	(29,641)	90,799
Total Fixed Assets	$3,134,850	$(815,987)	$2,318,863
The Company’s fixed assets include the following on December 31, 2022:
	Cost Basis	Accumulated Depreciation	Net
Computers	$376,429	$(197,907)	$178,522
Lab Equipment	2,572,720	(579,015)	1,993,705
Office Furniture	56,656	(8,200)	48,456
Other Fixed Assets	8,605	(1,224)	7,381
Leasehold Improvements	120,440	(29,641)	90,799
Total Fixed Assets	$3,134,850	$(815,987)	$2,318,863
The Company’s fixed assets include the following on December 31, 2021:
	Cost Basis	Accumulated Depreciation	Net
Computers	$312,489	$(75,053)	$237,436
Lab Equipment	2,240,252	(306,688)	1,933,564
Office Furniture	90,757	(4,857)	85,900
Other Fixed Assets	10,809	(412)	10,397
Total Fixed Assets	$2,654,307	$(387,010)	$2,267,297

Schedule of Maturities	Maturities as follows:
2023	$111,512
2024	-
2025	-
2026	-
2027	-
Thereafter	-
Total Payments	$111,512